Other Real Estate Acquired in Settlement of Loans - Changes in Net Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Schedule of real estate acquired in settlement of loans
Balance at beginning of period	$ 15,737	$ 16,693
Additions	73	452
Proceeds from sales	(516)	(1,435)
Charge-offs against the valuation allowance for other real estate owned, net	(347)	(95)
Donation	(266)
Net gain on sales	224	122
Total other real estate owned	$ 15,737	$ 16,693	$ 14,905	$ 15,737
Less valuation allowance for other real estate owned			(2,614)
Balance at end of period			$ 12,291	$ 12,781